John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778   Fax: 913.660.9157
john.lively@1940actlawgroup.com

August 25, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust”)(File Nos. 333-14872 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 236 to the Trust’s Registration Statement under the Securities Act and Amendment No. 237 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”). The Amendment is being filed to add five new portfolio series to the Trust, collectively referred to as “The SIM Funds”.

SIM U.S. Core Managed Volatility Fund	SIM Global Growth Fund

SIM Global Core Managed Volatility Fund	SIM Income Balance Fund

SIM Global Moderate Managed Volatility Fund

Additionally, please be advised that we intend to contact the staff of the Securities and Exchange Commission subsequent to filing the Amendment to discuss the possibility of accelerating the effectiveness of the Amendment to October 30, 2017. If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.